OPERATING LEASES AND COMMITMENTS	12 Months Ended
Dec. 31, 2020
NOTE 9 - OPERATING LEASES AND COMMITMENTS

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. This adoption approach resulted in a balance sheet presentation that is not comparable to the prior period. We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 5.00% to 7.03% andthe average remaining years for our lease are 1.04 years as of December 31, 2020.

In October 2020, the Corporation renewed its operating lease agreements for its US (New Jersey) premises, which is effective from November 1, 2020 and will expire on October 31, 2023. This new lease results in the recognition of operating lease assets and liabilities of approximately $390,000 as of November 1,2020.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the year ended December 31, 2020 and 2019 respectively:

In Thousands of US Dollars
Operation lease right-of-use asset
Balances as of January 1, 2020	$136
Renewed office lease	533
Accumulated amortization	(247)
Balances as of December 31, 2020	$422

In Thousands of US Dollars
Operation lease right-of-use asset
Balances as of January 1, 2019	$393
Accumulated amortization	(247)
Other	(4)
Balances as of December 31, 2019	$136

The following table provides the changes in the Corporation’s operating lease liability for the year ended December 31, 2020 and 2019 respectively:

In Thousands of US Dollars
Total
Balances as of January 1, 2020	$147
Renewed office lease	533
Repayments of lease liability	(265)
Other	11
Balances as of December 31, 2020	$426
Lease liability due within one year	$58
Lease liability long term	$368

The total future commitment payment amount for above lease is $454,092 comparing an outstanding lease liability of $425,620 as of December 31, 2020. The difference is due to borrowing rate discount.

In Thousands of US Dollars
Total
Balances as of January 1, 2019	$405
Repayments of lease liability	(277)
Other	19
Balances as of December 31, 2019	$147
Lease liability due within one year	$144
Lease liability long term	$3

The total future commitment payment amount for above lease is $151,805 comparing an outstanding lease liability of $147,036 as of December 31, 2019. The difference is due to borrowing rate discount.